UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22969

Palmer Square Opportunistic Income Fund

(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway Suite 315

Mission Woods, KS 66205

(Address of principal executive offices) (Zip code)

Scott Betz

Chief Compliance Officer

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205

(Name and address of agent for service)

Registrant’s telephone number, including area code: (816) 994-3200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Item 1. Schedule of Investments.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans – 9.3%
$324,098	Academy Ltd. 6.104% (US LIBOR+400 basis points), 7/2/2022[1,2,3]	$242,821
673,300	Alphabet Holding Co., Inc. 5.802% (US LIBOR+350 basis points), 9/28/2024[1,2,3]	646,610
625,680	Altisource Sarl 6.386% (US LIBOR+400 basis points), 4/3/2024[1,2,3,4]	626,985
400,000	Amynta Agency Borrower, Inc. 10.802% (US LIBOR+850 basis points), 2/28/2026[1,2,3]	397,000
648,371	AssuredPartners, Inc. 5.552% (US LIBOR+325 basis points), 10/22/2024[1,2,3]	647,642
275,000	Asurion LLC 8.802% (US LIBOR+650 basis points), 8/4/2025[1,2,3]	282,734
227,146	Careerbuilder LLC 9.136% (US LIBOR+675 basis points), 7/31/2023[1,2,3]	228,139
	CCS-CMGC Holdings, Inc.
275,000	7.802% (US LIBOR+550 basis points), 10/1/2025[1,2,3]	273,969
150,000	11.302% (US LIBOR+900 basis points), 9/25/2026[1,2,3]	148,313
913,125	Covia Holdings Corp. 6.136% (US LIBOR+375 basis points), 6/1/2025[1,2,3,5,6]	769,595
675,000	Cumulus Media New Holdings, Inc. 5.500% (US LIBOR+450 basis points), 5/15/2022[1,3,5,6]	667,831
387,057	Ditech Holding Corp. 10.302% (US LIBOR+600 basis points), 6/30/2022[1,3]	360,931
299,250	Flex Acquisition Co., Inc. 5.506% (US LIBOR+325 basis points), 6/22/2025[1,2,3]	300,052
325,000	GI Chill Acquisition LLC 6.386% (US LIBOR+400 basis points), 8/6/2025[1,2,3]	327,844
582,203	Helix Gen Funding LLC 6.052% (US LIBOR+375 basis points), 6/3/2024[1,2,3]	546,834
200,000	Idera, Inc. 11.310% (US LIBOR+900 basis points), 6/27/2025[1,2,3]	203,000
300,000	Infoblox, Inc. 11.052% (US LIBOR+875 basis points), 11/7/2024[1,2,3]	301,200
641,875	Isagenix International LLC 8.136% (US LIBOR+575 basis points), 6/14/2025[1,2,3]	642,276
325,000	Janus International Group LLC 10.052% (US LIBOR+775 basis points), 2/15/2026[1,2,3]	320,125
650,000	LifeScan Global Corp. 8.396% (US LIBOR+600 basis points), 10/2/2024[1,2,3]	636,188
298,446	Murray Energy Corp. 9.777% (US LIBOR+725 basis points), 10/17/2022[1,3]	269,037
399,917	NeuStar, Inc. 10.302% (US LIBOR+800 basis points), 8/8/2025[1,2,3]	397,751
350,000	Peak 10 Holding Corp. 9.593% (US LIBOR+725 basis points), 8/1/2025[1,2,3]	344,531

 Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans (Continued)
$325,000	Quest Software U.S. Holdings, Inc. 10.777% (US LIBOR+825 basis points), 5/18/2026[1,2,3]	$323,783
400,000	Renaissance Holdings Corp. 9.302% (US LIBOR+700 basis points), 5/29/2026[1,2,3]	398,834
423,938	Rodan & Fields LLC 6.280% (US LIBOR+400 basis points), 6/7/2025[1,2,3]	426,852
846,750	U.S. Silica Co. 6.313% (US LIBOR+400 basis points), 5/1/2025[1,3,5,6]	769,958
675,000	VeriFone Systems, Inc. 10.322% (US LIBOR+800 basis points), 8/20/2026[1,2,3]	675,844
623,438	Vistra Operations Co. LLC 4.057% (US LIBOR+200 basis points), 12/1/2025[1,2,3]	622,303
399,062	Windstream Services LLC 5.240% (US LIBOR+400 basis points), 3/30/2021[1,2,3]	375,545

	Total Bank Loans (Cost $13,366,228)	13,174,527

	Bonds – 84.4%
	Asset-Backed Securities – 80.9%
1,250,000	A Voce CLO Ltd. Series 2014-1A, Class C, 5.936% (LIBOR 3 Month+350 basis points), 7/15/2026[1,2,7]	1,251,750
	ALM VII Ltd.
750,000	Series 2012-7A, Class CR, 6.286% (LIBOR 3 Month+385 basis points), 10/15/2028[1,2,7]	752,775
1,050,000	Series 2012-7A, Class DR, 9.536% (LIBOR 3 Month+710 basis points), 10/15/2028[1,2,7]	1,061,760
1,250,000	ALM VII R Ltd. Series 2013-7RA, Class CR, 6.476% (LIBOR 3 Month+404 basis points), 10/15/2028[1,2,7]	1,264,000
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class ER, 8.450% (LIBOR 3 Month+600 basis points), 7/20/2031[1,2,7]	1,000,700
	Apidos CLO XII
1,000,000	Series 2013-12A, Class DR, 5.036% (LIBOR 3 Month+260 basis points), 4/15/2031[1,2,7]	989,300
1,000,000	Series 2013-12A, Class ER, 7.836% (LIBOR 3 Month+540 basis points), 4/15/2031[1,2,7]	972,500
750,000	Apidos CLO XVI Series 2013-16A, Class CR, 5.450% (LIBOR 3 Month+300 basis points), 1/19/2025[1,2,7]	750,450
1,000,000	Apidos CLO XVIII Series 2018-18A, Class E, 8.169% (LIBOR 3 Month+570 basis points), 10/22/2030[1,2,7]	989,800

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,750,000	Apidos CLO XXII Series 2015-22X, Class E, 9.719% (LIBOR 3 Month+725 basis points), 10/20/2027[1,2]	$1,756,825
	Ares XLI CLO Ltd.
700,000	Series 2016-41A, Class D, 6.636% (LIBOR 3 Month+420 basis points), 1/15/2029[1,2,7]	710,290
1,500,000	Series 2016-41A, Class E, 9.436% (LIBOR 3 Month+700 basis points), 1/15/2029[1,2,7]	1,533,750
375,000	Ares XXXIX CLO Ltd. Series 2016-39A, Class D, 6.745% (LIBOR 3 Month+430 basis points), 7/18/2028[1,2,7]	378,375
625,000	Avery Point IV CLO Ltd. Series 2014-1A, Class D, 5.990% (LIBOR 3 Month+350 basis points), 4/25/2026[1,2,7]	627,063
500,000	Avery Point VII CLO Ltd. Series 2015-7A, Class E, 9.036% (LIBOR 3 Month+660 basis points), 1/15/2028[1,2,7]	504,350
	Babson CLO Ltd.
750,000	Series 2014-IIA, Class D, 6.049% (LIBOR 3 Month+360 basis points), 10/17/2026[1,2,7]	751,725
1,000,000	Series 2014-IIA, Class E, 7.449% (LIBOR 3 Month+500 basis points), 10/17/2026[1,2,7]	996,700
	Barings CLO Ltd.
500,000	Series 2016-3A, Class D, 9.686% (LIBOR 3 Month+725 basis points), 1/15/2028[1,2,7]	504,900
500,000	Series 2013-IA, Class DR, 5.019% (LIBOR 3 Month+255 basis points), 1/20/2028[1,2,7]	498,400
1,625,000	Series 2017-1A, Class E, 8.445% (LIBOR 3 Month+600 basis points), 7/18/2029[1,2,7]	1,634,750
1,000,000	Series 2018-2A, Class C, 5.136% (LIBOR 3 Month+270 basis points), 4/15/2030[1,2,7]	982,900
1,035,000	Battalion CLO VIII Ltd. Series 2015-8A, Class CR, 6.333% (LIBOR 3 Month+400 basis points), 7/18/2030[1,2,7]	1,042,970
	Benefit Street Partners CLO II Ltd.
805,000	Series 2013-IIA, Class CR, 6.136% (LIBOR 3 Month+370 basis points), 7/15/2029[1,2,7]	807,898
2,000,000	Series 2013-IIA, Class DR, 8.986% (LIBOR 3 Month+655 basis points), 7/15/2029[1,2,7]	2,003,200
1,775,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA, Class DR, 9.069% (LIBOR 3 Month+660 basis points), 7/20/2029[1,2,7]	1,779,260

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$750,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class DR, 9.719% (LIBOR 3 Month+725 basis points), 1/20/2029[1,2,7]	$753,375
	Benefit Street Partners CLO V-B Ltd.
750,000	Series 2018-5BA, Class C, 5.399% (LIBOR 3 Month+293 basis points), 4/20/2031[1,2,7]	750,675
1,750,000	Series 2018-5BA, Class D, 8.419% (LIBOR 3 Month+595 basis points), 4/20/2031[1,2,7]	1,744,750
937,000	Benefit Street Partners CLO VI Ltd. Series 2015-VIA, Class CR, 5.895% (LIBOR 3 Month+345 basis points), 10/18/2029[1,2,7]	945,620
1,500,000	Benefit Street Partners CLO XI Series 2017-11A, Class E, 9.636% (LIBOR 3 Month+720 basis points), 4/15/2029[1,2,7]	1,447,050
1,000,000	Benefit Street Partners CLO XII Ltd. Series 2017-12A, Class D, 8.846% (LIBOR 3 Month+641 basis points), 10/15/2030[1,2,7]	1,011,000
500,000	BlueMountain CLO Ltd. Series 2013-2A, Class DR, 5.369% (LIBOR 3 Month+290 basis points), 10/22/2030[1,2,7]	496,750
1,250,000	BlueMountain CLO XXII Ltd. Series 2018-1A, Class E, 8.289% (LIBOR 3 Month+595 basis points), 7/30/2030[1,2,7]	1,244,000
1,000,000	BlueMountain CLO XXIII Ltd. Series 2018-23A, Class E, 8.115% (LIBOR 3 Month+565 basis points), 10/20/2031[1,2,7]	1,000,000
500,000	Bowman Park CLO Ltd. Series 2014-1A, Class D1R, 5.660% (LIBOR 3 Month+335 basis points), 11/23/2025[1,2,7]	500,450
	Catamaran CLO Ltd.
2,500,000	Series 2014-2A, Class C, 5.945% (LIBOR 3 Month+350 basis points), 10/18/2026[1,2,7]	2,507,500
1,000,000	Series 2013-1A, Class DR, 5.309% (LIBOR 3 Month+280 basis points), 1/27/2028[1,2,7]	995,000
1,000,000	Series 2016-1A, Class C, 6.295% (LIBOR 3 Month+385 basis points), 1/18/2029[1,2,7]	1,004,100
1,500,000	CIFC Funding Ltd. Series 2013-4A, Class ERR, 7.536% (LIBOR 3 Month+545 basis points), 4/27/2031[1,2,7]	1,466,250
1,375,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class ER, 9.976% (LIBOR 3 Month+754 basis points), 10/15/2028[1,2,7]	1,387,650

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$850,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class ER, 10.236% (LIBOR 3 Month+780 basis points), 1/15/2028[1,2,7]	$856,715
625,000	Dryden 40 Senior Loan Fund Series 2015-40A, Class DR, 5.414% (LIBOR 3 Month+310 basis points), 8/15/2031[1,2,7]	622,813
1,250,000	Dryden 42 Senior Loan Fund Series 2016-42A, Class ER, 7.986% (LIBOR 3 Month+555 basis points), 7/15/2030[1,2,7]	1,243,375
1,750,000	Dryden 43 Senior Loan Fund Series 2016-43A, Class ER, 8.569% (LIBOR 3 Month+610 basis points), 7/20/2029[1,2,7]	1,766,625
	Dryden 45 Senior Loan Fund
500,000	Series 2016-45A, Class DR, 5.637% (LIBOR 3 Month+315 basis points), 10/15/2030[1,2,7]	499,950
1,625,000	Series 2016-45A, Class ER, 8.337% (LIBOR 3 Month+585 basis points), 10/15/2030[1,2,7]	1,608,587
1,775,000	Dryden 50 Senior Loan Fund Series 2017-50A, Class E, 8.696% (LIBOR 3 Month+626 basis points), 7/15/2030[1,2,7]	1,788,490
1,000,000	Dryden 54 Senior Loan Fund Series 2017-54A, Class E, 8.645% (LIBOR 3 Month+620 basis points), 10/19/2029[1,2,7]	1,009,500
1,265,000	Dryden 64 CLO Ltd. Series 2018-64A, Class F, 9.595% (LIBOR 3 Month+715 basis points), 4/18/2031[1,2,7]	1,179,739
1,470,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class DRR, 5.436% (LIBOR 3 Month+300 basis points), 10/15/2027[1,2,7]	1,470,735
	Eaton Vance CLO Ltd.
500,000	Series 2013-1A, Class CR, 6.686% (LIBOR 3 Month+425 basis points), 1/15/2028[1,2,7]	503,050
500,000	Series 2013-1A, Class DR, 10.036% (LIBOR 3 Month+760 basis points), 1/15/2028[1,2,7]	506,850
855,000	Series 2015-1A, Class DR, 4.969% (LIBOR 3 Month+250 basis points), 1/20/2030[1,2,7]	839,268
500,000	Series 2015-1A, Class ER, 8.069% (LIBOR 3 Month+560 basis points), 1/20/2030[1,2,7]	489,750
750,000	Series 2014-1RA, Class D, 5.207% (LIBOR 3 Month+305 basis points), 7/15/2030[1,2,7]	749,775
500,000	Series 2014-1RA, Class E, 7.857% (LIBOR 3 Month+570 basis points), 7/15/2030[1,2,7]	489,700

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$250,000	Emerson Park CLO Ltd. Series 2013-1A, Class DR, 5.836% (LIBOR 3 Month+340 basis points), 7/15/2025[1,2,7]	$250,450
1,000,000	Galaxy XIX CLO Ltd. Series 2015-19A, Class D1R, 9.017% (LIBOR 3 Month+653 basis points), 7/24/2030[1,2,7]	1,006,600
1,125,000	Galaxy XV CLO Ltd. Series 2013-15A, Class ER, 9.081% (LIBOR 3 Month+665 basis points), 10/15/2030[1,2,7]	1,130,962
1,000,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 8.836% (LIBOR 3 Month+640 basis points), 10/15/2030[1,2,7]	1,017,800
750,000	Greywolf CLO IV Ltd. Series 2014-2A, Class CR, 5.849% (LIBOR 3 Month+340 basis points), 1/17/2027[1,2,7]	751,200
1,125,000	Highbridge Loan Management Ltd. Series 2013-2A, Class DR, 9.069% (LIBOR 3 Month+660 basis points), 10/20/2029[1,2,7]	1,147,725
1,250,000	LCM XV LP Series 15A, Class ER, 8.969% (LIBOR 3 Month+650 basis points), 7/20/2030[1,2,7]	1,264,000
1,000,000	LCM XVI LP Series 16A, Class E, 7.036% (LIBOR 3 Month+460 basis points), 7/15/2026[1,2,7]	994,300
1,250,000	LCM XXI LP Series 21A, Class DR, 5.269% (LIBOR 3 Month+280 basis points), 4/20/2028[1,2,7]	1,249,875
345,000	Limerock CLO III LLC Series 2014-3A, Class C, 6.069% (LIBOR 3 Month+360 basis points), 10/20/2026[1,2,7]	347,277
1,500,000	Long Point Park CLO Ltd. Series 2017-1A, Class D2, 8.049% (LIBOR 3 Month+560 basis points), 1/17/2030[1,2,7]	1,496,250
675,000	Madison Park Funding XI Ltd. Series 2013-11A, Class DR, 5.727% (LIBOR 3 Month+325 basis points), 7/23/2029[1,2,7]	676,688
	Madison Park Funding XIX Ltd.
1,750,000	Series 2015-19A, Class CR, 4.619% (LIBOR 3 Month+215 basis points), 1/22/2028[1,2,7]	1,739,500
1,460,000	Series 2015-19A, Class DR, 6.819% (LIBOR 3 Month+435 basis points), 1/22/2028[1,2,7]	1,461,168
1,500,000	Madison Park Funding XV Ltd. Series 2014-15A, Class DR, 7.949% (LIBOR 3 Month+544 basis points), 1/27/2026[1,2,7]	1,509,450

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$625,000	Madison Park Funding XVI Ltd. Series 2015-16A, Class C, 6.169% (LIBOR 3 Month+370 basis points), 4/20/2026[1,2,7]	$630,063
1,000,000	Madison Park Funding XVII Ltd. Series 2015-17A, Class ER, 8.969% (LIBOR 3 Month+650 basis points), 7/21/2030[1,2,7]	1,017,300
750,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class E, 9.140% (LIBOR 3 Month+665 basis points), 10/25/2029[1,2,7]	750,675
1,000,000	Madison Park Funding XXV Ltd. Series 2017-25A, Class D, 8.590% (LIBOR 3 Month+610 basis points), 4/25/2029[1,2,7]	1,008,000
	Madison Park Funding XXX Ltd.
1,250,000	Series 2018-30A, Class D, 4.936% (LIBOR 3 Month+250 basis points), 4/15/2029[1,2,7]	1,235,875
1,000,000	Series 2018-30A, Class E, 7.386% (LIBOR 3 Month+495 basis points), 4/15/2029[1,2,7]	984,800
750,000	Magnetite IX Ltd. Series 2014-9A, Class CR, 5.590% (LIBOR 3 Month+310 basis points), 7/25/2026[1,2,7]	749,775
	Magnetite XII Ltd.
250,000	Series 2015-12A, Class DR, 5.436% (LIBOR 3 Month+300 basis points), 10/15/2031[1,2,7]	250,675
375,000	Series 2015-12A, Class ER, 8.116% (LIBOR 3 Month+568 basis points), 10/15/2031[1,2,7]	373,800
1,250,000	Magnetite XIV-R Ltd. Series 2015-14RA, Class F, 10.369% (LIBOR 3 Month+793 basis points), 10/18/2031[1,2,7]	1,216,500
	Mountain View CLO LLC
625,000	Series 2016-1A, Class D, 6.436% (LIBOR 3 Month+400 basis points), 1/14/2029[1,2,7]	627,500
875,000	Series 2016-1A, Class E, 9.436% (LIBOR 3 Month+700 basis points), 1/14/2029[1,2,7]	881,825
1,050,000	Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class DR, 6.159% (LIBOR 3 Month+365 basis points), 1/28/2030[1,2,7]	1,053,780
2,250,000	Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class ER, 9.019% (LIBOR 3 Month+655 basis points), 4/22/2029[1,2,7]	2,266,425
1,125,000	Octagon Investment Partners 29 Ltd. Series 2016-1A, Class E, 9.037% (LIBOR 3 Month+655 basis points), 1/24/2028[1,2,7]	1,134,562

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,000,000	Octagon Investment Partners XIV Ltd. Series 2012-1A, Class DR, 9.586% (LIBOR 3 Month+715 basis points), 7/15/2029[1,2,7]	$1,025,400
	OZLM VI Ltd.
1,250,000	Series 2014-6A, Class CS, 5.579% (LIBOR 3 Month+313 basis points), 4/17/2031[1,2,7]	1,241,625
1,500,000	Series 2014-6A, Class DS, 8.499% (LIBOR 3 Month+605 basis points), 4/17/2031[1,2,7]	1,469,250
	OZLM XI Ltd.
550,000	Series 2015-11A, Class CR, 6.120% (LIBOR 3 Month+360 basis points), 10/30/2030[1,2,7]	552,365
1,715,000	Series 2015-11A, Class DR, 9.520% (LIBOR 3 Month+700 basis points), 10/30/2030[1,2,7]	1,761,819
1,250,000	Recette CLO Ltd. Series 2015-1A, Class DR, 5.219% (LIBOR 3 Month+275 basis points), 10/20/2027[1,2,7]	1,248,250
	Riserva CLO Ltd.
550,000	Series 2016-3A, Class D, 6.345% (LIBOR 3 Month+390 basis points), 10/18/2028[1,2,7]	553,465
750,000	Series 2016-3A, Class E, 9.195% (LIBOR 3 Month+675 basis points), 10/18/2028[1,2,7]	755,325
1,885,000	Seneca Park CLO Ltd. Series 2014-1A, Class D, 5.949% (LIBOR 3 Month+350 basis points), 7/17/2026[1,2,7]	1,886,885
500,000	Symphony CLO XVIII Ltd. Series 2016-18A, Class E, 8.827% (LIBOR 3 Month+635 basis points), 1/23/2028[1,2,7]	503,900
500,000	Taconic Park CLO Ltd. Series 2016-1A, Class C, 6.519% (LIBOR 3 Month+405 basis points), 1/20/2029[1,2,7]	501,600
500,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 8.886% (LIBOR 3 Month+645 basis points), 7/15/2030[1,2,7]	503,950
625,000	Thayer Park CLO Ltd. Series 2017-1A, Class D, 8.569% (LIBOR 3 Month+610 basis points), 4/20/2029[1,2,7]	631,000
250,000	THL Credit Wind River 2016-2 Clo Ltd. Series 2016-2A, Class D, 6.743% (LIBOR 3 Month+440 basis points), 11/1/2028[1,2,7]	250,325
	Voya CLO Ltd.
2,000,000	Series 2014-3A, Class CR, 5.140% (LIBOR 3 Month+265 basis points), 7/25/2026[1,2,7]	1,996,200
1,500,000	Series 2015-3A, Class D2, 7.919% (LIBOR 3 Month+545 basis points), 10/20/2027[1,2,7]	1,503,900

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$250,000	Series 2015-3A, Class E, 8.969% (LIBOR 3 Month+650 basis points), 10/20/2027[1,2,7]	$250,025
1,250,000	Series 2016-2A, Class D, 9.400% (LIBOR 3 Month+695 basis points), 7/19/2028[1,2,7]	1,259,750
750,000	Series 2015-1A, Class CR, 4.795% (LIBOR 3 Month+235 basis points), 1/18/2029[1,2,7]	738,150
500,000	Series 2013-1A, Class CR, 5.386% (LIBOR 3 Month+295 basis points), 10/15/2030[1,2,7]	499,950
1,250,000	Series 2013-1A, Class DR, 8.916% (LIBOR 3 Month+648 basis points), 10/15/2030[1,2,7]	1,269,375
1,500,000	Series 2016-1A, Class DR, 7.719% (LIBOR 3 Month+525 basis points), 1/20/2031[1,2,7]	1,448,250
1,750,000	Series 2013-2A, Class CR, 5.240% (LIBOR 3 Month+275 basis points), 4/25/2031[1,2,7]	1,714,650
750,000	Wellfleet CLO 2015-1 Ltd. Series 2015-1A, Class DR, 5.269% (LIBOR 3 Month+280 basis points), 10/20/2027[1,2,7]	748,950
350,000	West CLO Ltd. Series 2014-2A, Class CR, 5.086% (LIBOR 3 Month+265 basis points), 1/16/2027[1,2,7]	349,370
750,000	York CLO Ltd. Series 2018-1A, Class D, 5.781% (LIBOR 3 Month+335 basis points), 10/22/2031[1,2,7]	751,500

	Total Asset-Backed Securities (Cost $114,416,835)	114,065,512

	Corporate – 3.5%
	Basic Materials – 0.8%
700,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	684,250
365,000	Platform Specialty Products Corp. 6.500%, 2/1/2022[2,7]	370,931
75,000	Rain CII Carbon LLC / CII Carbon Corp. 7.250%, 4/1/2025[2,7]	75,938
		1,131,119
	Communications – 0.4%
350,000	Cincinnati Bell, Inc. 7.000%, 7/15/2024[2,7]	316,750
275,000	EIG Investors Corp. 10.875%, 2/1/2024[2]	298,375
		615,125

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Consumer, Cyclical – 0.5%
$500,000	Ford Motor Credit Co. LLC 3.815%, 11/2/2027[2]	$430,696
225,000	Golden Nugget, Inc. 8.750%, 10/1/2025[2,7]	231,750
		662,446
	Energy – 0.6%
175,000	California Resources Corp. 8.000%, 12/15/2022[2,7]	156,188
162,000	Denbury Resources, Inc. 9.000%, 5/15/2021[2,7]	169,897
300,000	Murray Energy Corp. 11.250%, 4/15/2021[2,7]	192,000
175,000	Pacific Drilling First Lien Escrow Issuer Ltd. 8.375%, 10/1/2023[2,4,7]	177,844
300,000	Pacific Drilling V Ltd. 7.250%, 12/1/2019[2,4,7,8]	147,000
		842,929
	Industrial – 0.4%
285,000	Flex Acquisition Co., Inc. 7.875%, 7/15/2026[2,7]	275,823
325,000	New Enterprise Stone & Lime Co., Inc. 10.125%, 4/1/2022[2,7]	341,250
		617,073
	Technology – 0.6%
300,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[2,7]	313,410
255,000	MagnaChip Semiconductor Corp. 6.625%, 7/15/2021[2]	240,975
235,000	West Corp. 8.500%, 10/15/2025[2,7]	213,262
		767,647
	Utilities – 0.2%
210,000	Talen Energy Supply LLC 4.600%, 12/15/2021[2]	197,925

	Total Corporate (Cost $4,867,252)	4,834,264

	Total Bonds (Cost $119,284,087)	118,899,776

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 0.0%
	Basic Materials – 0.0%
300	Covia Holdings Corp.*	$1,734

	Technology – 0.0%
6,300	MagnaChip Semiconductor Corp.*	50,904

	Total Common Stocks (Cost $75,468)	52,638

Number of Contracts
	Purchased Options Contracts – 0.1%
	Put Options – 0.1%
	General Electric Co.
1,115	Exercise Price: $8.00, Notional Amount: $892,000,
	Expiration Date: March 15, 2019	30,105
	Netflix, Inc.
14	Exercise Price: $250.00, Notional Amount: $350,000,
	Expiration Date: January 18, 2019	11,970
14	Exercise Price: $250.00, Notional Amount: $350,000,
	Expiration Date: March 15, 2019	17,605
	Square, Inc.
122	Exercise Price: $50.00, Notional Amount: $610,000,
	Expiration Date: January 15, 2020	61,610
	Tesla, Inc.
25	Exercise Price: $150.00, Notional Amount: $375,000,
	Expiration Date: January 18, 2019	4,912
	Washington Prime Group, Inc.
1,405	Exercise Price: $5.00, Notional Amount: $702,500,
	Expiration Date: January 18, 2019	21,075
340	Exercise Price: $7.50, Notional Amount: $255,000,
	Expiration Date: April 19, 2019	60,350

	Total Put Options (Cost $186,846)	207,627

	Total Purchased Options Contracts (Cost $186,846)	207,627

Number of Shares
	WARRANTS – 0.1%
8,366	Pacific Drilling SA	87,118

	Total WARRANTs (Cost $87,118)	87,118

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	Short-Term Investments – 6.2%
7,450,656	Federated Treasury Obligations Fund - Institutional Class, 2.039%[9]	$7,450,656
1,231,904	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.037%[9,10]	1,231,904

	Total Short-Term Investments (Cost $8,682,560)	8,682,560

	Total Investments – 100.1% (Cost $141,682,307)	141,104,246
	Liabilities in Excess of Other Assets – (0.1)%	(154,435)

	Total Net Assets – 100.0%	$140,949,811

Principal Amount
	Securities Sold Short – (4.6)%
	Bonds – (4.6)%
	Corporate – (4.6)%
	Communications – (0.2)%
$(275,000)	Cengage Learning, Inc. 9.500%, 6/15/2024[2,7]	(237,531)

	Consumer, Cyclical – (1.5)%
(370,000)	Diamond Resorts International, Inc. 10.750%, 9/1/2024[2,7]	(363,525)
(825,000)	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	(770,303)
(1,130,000)	Tempur Sealy International, Inc. 5.500%, 6/15/2026[2]	(1,039,600)
		(2,173,428)
	Energy – (0.3)%
(450,000)	PDC Energy, Inc. 5.750%, 5/15/2026[2]	(414,562)

	Financial – (0.8)%
(1,260,000)	Washington Prime Group LP 5.950%, 8/15/2024[2]	(1,164,355)

	Industrial – (1.3)%
(1,400,000)	Avnet, Inc. 4.625%, 4/15/2026[2]	(1,364,153)
(500,000)	General Electric Co. 3.375%, 3/11/2024	(477,207)
		(1,841,360)

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Securities Sold Short (Continued)
	Bonds – (Continued)
	Corporate – (Continued)
	TECHNOLOGY – (0.5)%
$(700,000)	NCR Corp. 6.375%, 12/15/2023[2]	$(700,000)

	Total Corporate (Proceeds $6,721,985)	(6,531,236)

	Total Bonds (Proceeds $6,721,985)	(6,531,236)

	Total Securities Sold Short (Proceeds $6,721,985)	$(6,531,236)

*	Non-income producing security.
[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Foreign security denominated in U.S. Dollars.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $115,891,786 which represents 82.2% of Net Assets.
[8]	Security is in default.
[9]	The rate is the annualized seven-day yield at period end.
[10]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

	Rating(a) (Moody's/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Reference Entity
JP Morgan
Ford Motor Co.		Pay	5%/Quarterly	12/20/23	1,000,000	$(119,780)	$(20,169)	$(139,949)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(119,780)	$(20,169)	$(139,949)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at October 31, 2018.
(b)	If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2018 (Unaudited)

Note 1 – Organization

The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”). Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund did not enter into any transactions in written swaptions contracts for the period ended October 31, 2018.

(e) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Credit Default Swap Contracts

The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

(i) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(j) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(k) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Note 3 – Federal Income Taxes

At October 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$134,968,954

Gross unrealized appreciation	$657,115
Gross unrealized depreciation	(1,053,059)

Net unrealized depreciation on investments	$(395,944)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3**	Total
Bank Loans	$—	$13,174,527	$—	$13,174,527
Bonds
Asset-Backed Securities	—	114,065,512	—	114,065,512
Corporate*	—	4,834,264	—	4,834,264
Common Stock*	52,638	—	—	52,638
Purchased Options Contracts	207,627	—	—	207,627
Warrants	—	87,118	—	87,118
Short-Term Investments	8,682,560	—	—	8,682,560
Total Investments	8,942,825	132,161,421	—	141,104,246
Total Assets	$8,942,825	$132,161,421	$—	$141,104,246

Liabilities
Bonds
Corporate*	$—	$6,531,236	$—	$6,531,236
Other Financial Instruments***
Credit Default Swap Contracts	—	20,169	—	20,169
Total Liabilities	$—	$6,551,405	$—	$6,551,405

*	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Palmer Square Opportunistic Income Fund

By:	/s/ Christopher D. Long
Title:	Christopher D. Long, President and Principal Executive Officer

Date:	12/31/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher D. Long
(Signature and Title)	Christopher D. Long, President and Principal Executive Officer

Date:	12/31/18

By:	/s/ Jeffrey D. Fox
(Signature and Title)	Jeffrey D. Fox, Treasurer and Principal Financial Officer

Date:	12/31/18